Compensation Plans - Awards Activity (Details) - Equity Awards - $ / shares	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Shares
Outstanding beginning balance (in shares)	2,280,517	2,949,968	3,413,125
Granted (in shares)	1,357,177	951,906	1,116,314
Vested (in shares)	(960,693)	(1,419,218)	(1,466,690)
Forfeited (in shares)	(185,625)	(202,139)	(112,781)
Outstanding ending balance (in shares)	2,491,376	2,280,517	2,949,968
Weighted-Average Grant Date Fair Value
Weighted-average grant date fair value, outstanding beginning balance (in dollars per share)	$ 61.57	$ 51.82	$ 48.03
Weighted-average grant date fair value, granted (in dollars per share)	52.17	66.68	54.79
Weighted-average grant date fair value, vested (in dollars per share)	53.49	45.45	38.95
Weighted-average grant date fair value, forfeited (in dollars per share)	56.13	56.57	51.72
Weighted-average grant date fair value, outstanding ending balance (in dollars per share)	$ 59.97	$ 61.57	$ 51.82